Annual Total Returns [BarChart] - PGIM Core Conservative Bond Fund - Class R6	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2017	3.02%
Annual Return 2018	(0.41%)
Annual Return 2019	8.40%

[1]	The Fund's total return from January 1, 2020 to June 30, 2020 was 5.68%.